Borrowings and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Detailed Information about Borrowings and Project Finance Facility

	December 31,	December 31,
	2021	2020
Current liabilities:

Project finance facility (a)	$387,561	$27,567
Lease liabilities (b)	9,860	721
	$397,421	$28,288

Non-current liabilities:
Project finance facility (a)	$3,769,783	$4,157,344
Lease liabilities (b)	15,575	16,147
	$3,785,358	$4,173,491
(a) Project finance facility
On
 December 14, 2015, Oyu Tolgoi signed a $4.4 billion project finance facility. The facility is provided by a syndicate of international financial institutions and export credit agencies representing the governments of Canada, the United States and Australia, along with 15 commercial banks. The project finance lenders have agreed a debt cap of $6.0 billion. In addition to the funding drawn down to date there is an additional $0.1 billion available, subject to certain conditions (refer to Note 26 – Subsequent events), under the Company’s facility with the Export-Import Bank of the United States, and the potential for an additional $1.6 billion of supplemental debt in the future. Under the terms of the project finance facility held by Oyu Tolgoi, there are certain restrictions on the ability of Oyu Tolgoi to make shareholder distributions.

Subsequent to December 31, 2021, Oyu Tolgoi notified its lenders of a potential event of default. Refer to
Note 26.
At December 31, 2021, Oyu Tolgoi has drawn down $
4.3
 billion

of the project finance facility:

	December 31, 2021		Original	Annual interest rate
Facility	Carrying Value (i)	Fair Value (i)	Term (ii)	Pre-completion	Post-completion

International Financial Institutions - A Loan	$775,836	$820,958	15 years	LIBOR + 3.78%	LIBOR + 4.78%

Export Credit Agencies	865,801	921,116	14 years	LIBOR + 3.65%	LIBOR + 4.65%
Loan	277,511	311,637	13 years	2.3%	2.3%

MIGA Insured Loan (iii)	673,248	711,980	12 years	LIBOR + 2.65%	LIBOR + 3.65%

Commercial Banks	1,564,948	1,672,455	12 years	LIBOR + 3.4%	LIBOR + 4.4%
- B Loan				Includes $50 million 15-year loan at A Loan rate
	$4,157,344	$4,438,146

(i)
The carrying value of borrowings under the project finance facility differs from fair value due to amortized transaction costs, and changes in the estimate of fair value between the initial recognition date and the balance sheet date. Project finance borrowings were initially recognized at fair value less transaction costs on the relevant draw down dates, with aggregate initial fair value being $4,348.9 million before transaction costs. At December 31, 2021, these borrowings are stated net of $124.8 million unamortized transaction costs.

At December 31, 2021, the fair value of the Company’s borrowings has been estimated with reference to a market yield, the variability of which is considered a reasonable indicator, over the pre-completion
period, of movements in the fair value of amounts drawn under the project finance facility. Post completion, the fair value has been estimated using a separate discount rate that incorporates the annual interest rate on each tranche of the facility with reference to the consideration of factors that could indicate a change in the credit assessment of Oyu Tolgoi LLC as a counterparty to project finance. These considerations include in-country
risk relating to the Oyu Tolgoi project and the assumed date of transition from pre-completion
to post-completion.    The transition from
pre-completion
to post-completion is determined by a set of tests for both completion of physical infrastructure and the ability to extract and process ore of defined grades over a defined period. This is considered a level 3 fair value measurement. Refer to Note 22 (v) for a description of Rio Tinto guarantee arrangements with respect to project finance borrowings.

(ii)
The project finance facility provides for interest only payments for the first five years followed by minimum repayments according to a stepped amortization schedule for the remaining life of the facility. The maturity analysis of principal repayments is as follows:

	December 31, 2021	December 31, 2020
Maturity analysis - Project Finance facility (1)
Less than one year	$403,483	$43,489
One to five years	2,610,445	2,418,861
More than five years	1,268,212	1,863,279
	$4,282,140	$4,325,629

(1)
The rows are represented in dates as follows: As at December 31, 2021: 12 months to December 31, 2022; 48 months between January 1, 2023 and December 31, 2026; Beyond January 1, 2027. As at December 31, 2020: 12 months to December 31, 2021; 48 months between January 1, 2022 and December 31, 2025; Beyond January 1, 2026.

(iii)
The Multilateral Investment Guarantee Agency (“MIGA”) provides political risk insurance for commercial banks. The Company is required to pay an annual insurance premium of 1.4% of the MIGA Insured Loan for the remaining life of the facility.

Summary of maturity principal repayments of borrowings	The maturity analysis of principal repayments is as follows:

	December 31, 2021	December 31, 2020
Maturity analysis - Project Finance facility (1)
Less than one year	$403,483	$43,489
One to five years	2,610,445	2,418,861
More than five years	1,268,212	1,863,279
	$4,282,140	$4,325,629

(1)
The rows are represented in dates as follows: As at December 31, 2021: 12 months to December 31, 2022; 48 months between January 1, 2023 and December 31, 2026; Beyond January 1, 2027. As at December 31, 2020: 12 months to December 31, 2021; 48 months between January 1, 2022 and December 31, 2025; Beyond January 1, 2026.

Schedule of Lease Liabilities
(b)	Lease liabilities

	December 31, 2021	December 31, 2020
Maturity analysis - contractual undiscounted cash flows (1)
Less than one year	$10,727	$1,121
One to five years	20,752	19,631
More than five years	306	205
Total undiscounted lease liabilities	$31,785	$20,957
Lease liabilities included in the Consolidated balance sheet	$25,435	$16,868
Current	$9,860	$721
Non-Current	$15,575	$16,147

(1)
The rows are represented in dates as follows: As at December 31, 2021: 12 months to December 31, 2022; 48 months between January 1, 2023 and December 31, 2026; Beyond January 1, 2027. As at December 31, 2020: 12 months to December 31, 2021; 48 months between January 1, 2022 and December 31, 2025; Beyond January 1, 2026.